Note 25 Equity impact (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity impact [Line Items]
Total impact on equity debit credit	€ (433)	€ (206)	€ 191
Defined benefit plans equity impact [Member]
Equity impact [Line Items]
Total impact on equity debit credit	(363)	52	161
Post employment medical benefits equity impact [Member]
Equity impact [Line Items]
Total impact on equity debit credit	€ (71)	€ (257)	€ 30